Proforma Financial Information	12 Months Ended
Dec. 31, 2022
Business Acquisition, Pro Forma Information [Abstract]
Proforma Financial Information	Proforma Financial Information
CXApp Proforma Financial Information
The following unaudited proforma financial information presents the consolidated results of operations of the Company and CXApp for the year ended December 31, 2021, as if the acquisition had occurred as of the beginning of the first period presented instead of on April 30, 2021. The proforma information does not necessarily reflect the results of operations that would have occurred had the entities been a single company during the period.
The proforma financial information for Game Your Game, Visualix and IntraNav have not been presented as it is deemed immaterial.
The proforma financial information for the Company and CXApp is as follows (in thousands):

For the Years Ended December 31,
2021
Revenues	$17,845
Net loss attributable to common stockholders	$(77,927)
Net loss per basic and diluted common share	$(50.30)
Weighted average common shares outstanding:
Basic and Diluted	1,549,160